August 27, 2014	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of 1290 Funds (File Nos. 333-195390 and 811-22959)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of 1290 Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, Post-Effective Amendment No. 1 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”), including exhibits thereto. This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Trust is filing the Post-Effective Amendment to update information pertaining to distribution arrangements and sales load structures, as well as to make other clarifying, updating and stylistic changes. The Post-Effective Amendment is marked to show changes from Pre-Effective Amendment No. 2 to the Registration Statement, as filed with the Securities and Exchange Commission on August 5, 2014.

Pursuant to Rule 485(a)(1) under the 1933 Act, the Post-Effective Amendment will become effective on November 4, 2014.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
AXA Equitable Funds Management Group LLC

Clifford J. Alexander, Esq.
K&L Gates LLP